Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade And Other Receivables [Abstract]
Trade receivables	£ 3,306	£ 2,696
Loans and other receivables	1,214	1,619
Prepayments and accrued income	289	168
Net trade and other receivables per balance sheet	4,809	4,483
Trade and other receivables, Current	4,053	3,884
Trade and other receivables, Non-current	£ 756	£ 599